Information about the main subsidiaries (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of subsidiaries with significant non-controlling interests
	Direct interest of non-controlling interest % (1)	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	Book value of non-controlling interests

	June 30, 2021
IRSA CP	20.08%	22,652	154,752	13,122	86,269	78,013	5,549
	June 30, 2020
Elron	38.94%	5,072	5,957	765	213	10,051	6,232
PBC	27.60%	119,149	168,831	39,259	178,421	70,300	28,933
Cellcom	53.80%	82,275	119,854	47,142	112,186	42,801	26,916
Mehadrin	56.25%	19,583	26,794	20,959	5,011	20,407	12,220
IRSA CP	19.35%	22,417	194,626	24,667	78,866	113,510	6,142
	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Total comprehensive profit / (loss) attributable to non-controlling interest	Cash of Operating activities	Cash of investing activities	Cash of financial activities	Net Increase / (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	June 30, 2021
IRSA CP	8,092	(22,537)	(22,406)	(604)	1,282	9,754	(17,242)	(6,206)	438
	June 30, 2020
Elron	-	(2,665)	(2,800)	8,321	(1,166)	526	1,313	673	-
PBC	18,490	18,997	18,272	29,418	9,505	35,856	(30,405)	14,956	2,529
Cellcom	84,226	(3,106)	(3,154)	802	22,401	(11,152)	(9,497)	1,752	-
Mehadrin	2,932	159	185	377	369	(105)	(369)	(105)	26
IRSA CP	12,862	27,266	27,644	1,598	7,345	(4,324)	(5,349)	(2,328)	996